Equity (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Equity [Abstract]
Disclosure of detailed information about number of shares issued [text block]
No of shares

	Year ended March 31,
	2021	2020	2019
Issued as of April 01	179,223,247	179,144,347	178,684,647
Issued for cash	-	-	-
Issued for consideration other than cash	-	-	-
Exercise of share options	3,014,822	78,900	459,700
Issued as of March 31	182,238,069	179,223,247	179,144,347